UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment _; Amendment Number:
This Amendment (Check only one.):
is a restatement.
adds new holdings entries.

Institutional Investment Manager Filing this Report:
Marshall Winn
[Name]
44 East Camperdown Way
Greenville, SC  29601
[address]

Form 13F File number:  28-13462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Marshall Winn
[Name]

Manager
[Title]

864-242-8200
[Phone]

Signature, Place, and Date of Signing:
/s/ Marshall Winn
[Signature]

Greenville, SC
[City/State]

February 12, 2013
[Date]

Report Type (Check only one.):
X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  0
Form 13F Information Table Value Total:  0
(thousands)

List of Other Included Managers:  NONE

CONFIDENTIAL TREATMENT IS BEING REQUESTED FOR THIS FORM 13F. CONFIDENTIAL PORTIONS OF THIS INFORMATION HAVE BEEN OMITTED FROM THIS ELECTRONIC
FILING AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


FORM 13F INFORMATION TABLE

NAME OF TITLE OF	VALUE	SHRS OR SH/ PUT/ INVSTMT OTHER VOTING AUTH
ISSUER	CLASS	 CUSIP	($000S) PRN AMT PRN CALL DSCRETN MGR   SOLE SHARED NONE
-------	-----	 -----	------- ------- --- ---- ------- ----  ---- ------ ----
N/A